Other revenues (Tables)	12 Months Ended
Dec. 31, 2015
Other revenues
in	2015	2014	2013
Other revenues (CHF million)
Noncontrolling interests without SEI	9	436	658
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	36	392	30
Equity method investments	243	252	251
Other investments	144	312	315
Other	701	743	527
Other revenues	1,114	2,131	1,776

Bank
Other revenues
in	2015	2014	2013
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	3	451	695
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	34	391	30
Equity method investments	210	239	240
Other investments	147	276	255
Other	825	882	577
Other revenues	1,200	2,235	1,792